As filed with the Securities and Exchange Commission on May 14, 2020

Securities Act File No. 333-57793

Investment Company Act of 1940 File No. 811-08839

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 / X /

Post-Effective Amendment No. 228 (X)

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 / X /

Amendment No. 230 (X)

SPDR® SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

One Iron Street

Boston, Massachusetts 02210

---------------

(Address of Principal Executive Offices)

Registrant's Telephone Number: (617) 664-1465

Sean O’Malley, Esq.

Senior Vice President and Deputy General Counsel

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to Rule 485, paragraph (b)
[ ]	on ________________ pursuant to Rule 485, paragraph (b)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]	on _________________ pursuant to Rule 485, paragraph (a)(1)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]	on _________________ pursuant to Rule 485, paragraph (a)(2)
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SPDR® Series Trust, the Registrant, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 14th day of May, 2020.

SPDR® SERIES TRUST

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Bonny E. Boatman*	Trustee	May 14, 2020
Bonny E. Boatman

/s/ Dwight D. Churchill*	Trustee	May 14, 2020
Dwight D. Churchill

/s/ Frank Nesvet*	Trustee	May 14, 2020
Frank Nesvet

/s/ Clare S. Richer*	Trustee	May 14, 2020
Clare S. Richer

/s/ Sandra G. Sponem*	Trustee	May 14, 2020
Sandra G. Sponem

/s/ Carl G. Verboncoeur*	Trustee	May 14, 2020
Carl G. Verboncoeur

/s/ James E. Ross*	Trustee	May 14, 2020
James E. Ross

/s/ Ellen M. Needham	President and Principal Executive Officer	May 14, 2020
Ellen M. Needham

/s/ Bruce S. Rosenberg	Treasurer and Principal Financial Officer	May 14, 2020
Bruce S. Rosenberg

*By:	/s/ Andrew DeLorme
Andrew DeLorme
As Attorney-in-Fact
Pursuant to Power of Attorney

Exhibit Index

Exhibit No.
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase